Summary of Significant Accounting Policies - Summary of Exposure to Foreign Currency Risk (Detail)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	€ 44,314,050		€ 45,459,836		€ 76,589,129	€ 73,928,661
Financial Assets at Fair Value through Profit or Loss	20,454,949		44,581,264
Accounts Receivable	15,081,702,000		17,732,933,000
Accounts Payable and Accruals	(57,041,902)		(44,760,615)
Impairment [member]
Disclosure of significant accounting policies [line items]
Accounts Receivable	(80,000,000)		(90,000,000)
Currency risk [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	44,314,050		45,459,836
Financial Assets at Fair Value through Profit or Loss	20,454,949		44,581,264
Other Financial Assets at Amortized Cost	292,657,371		364,671,783
Accounts Receivable	15,081,702		17,732,933
Restricted Cash (included in Other Current Assets)	1,001,769		782,326
Accounts Payable and Accruals	(57,041,902)		(44,760,615)
Total	316,467,939		428,467,527
Currency risk [member] | Impairment [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0		(16,000)
Financial Assets at Fair Value through Profit or Loss	0		0
Other Financial Assets at Amortized Cost	(298,000)		(1,152,000)
Accounts Receivable	(80,000)		(90,000)
Restricted Cash (included in Other Current Assets)	(1,000)		(3,000)
Accounts Payable and Accruals	0		0
Total	(379,000)		(1,261,000)
Currency risk [member] | Euro Member Countries, Euro [member] | Gross carrying amount [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	26,400,595		38,732,565
Financial Assets at Fair Value through Profit or Loss	4,233,141		34,971,116
Other Financial Assets at Amortized Cost	251,199,363		365,823,783
Accounts Receivable	14,183,334		17,570,035
Restricted Cash (included in Other Current Assets)	713,232		772,425
Accounts Payable and Accruals	(52,126,110)		(43,638,268)
Total	244,603,555		414,231,656
Currency risk [member] | United States of America, Dollars [member] | Gross carrying amount [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents | $		$ 17,913,455		$ 6,743,271
Financial Assets at Fair Value through Profit or Loss | $		16,221,808		9,610,148
Other Financial Assets at Amortized Cost | $		41,756,008		0
Accounts Receivable | $		978,368		252,898
Restricted Cash (included in Other Current Assets) | $		289,537		12,901
Accounts Payable and Accruals | $		(4,910,130)		(1,122,347)
Total | $		$ 72,249,046		$ 15,496,871
Currency risk [member] | Other Currency [member] | Gross carrying amount [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0		0
Financial Assets at Fair Value through Profit or Loss	0		0
Other Financial Assets at Amortized Cost	0		0
Accounts Receivable	0		0
Restricted Cash (included in Other Current Assets)	0		0
Accounts Payable and Accruals	(5,662)		0
Total	€ (5,662)		€ 0